Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Consolidation, Policy [Policy Text Block]
Principal of Consolidation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”). The consolidated financial statements include the financial statements of Tantech BVI and its subsidiaries, USCNHK, Tantech Bamboo as well as Tantech Bamboo’s wholly owned subsidiaries, Tantech Charcoal and Tantech Energy, (collectively, the “Company”). All significant inter-company balances and transactions are eliminated upon consolidation.

Use of Estimates, Policy [Policy Text Block]
Use of Estimates

In preparing the consolidated financial statements in conformity with US GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the dates of the consolidated financial statements, as well as the reported amounts of revenues and expenses during the reporting year. Significant items subject to such estimates and assumptions include the useful lives of property and equipment; allowances pertaining to the allowance for doubtful accounts and advances to related parties and suppliers; the valuation of inventories; and the realizability of deferred tax assets.

Fair Value Measurement, Policy [Policy Text Block]
Fair Value of Financial Instruments

The Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurements”, defines fair value, establishes a three-level valuation hierarchy for fair value measurements and enhances disclosure requirements.

The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 - inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, quoted market prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable, and inputs derived from or corroborated by observable market data.

Level 3 - inputs to the valuation methodology are unobservable.

Unless otherwise disclosed, the fair value of the Company’s financial instruments including cash, restricted cash, accounts receivable, due from related parties, loans to third parties, advances to suppliers, accounts payable, due to related parties, loans from related parties, customer deposits, accrued expenses, short term bank loans and bankers acceptance notes payable approximates their recorded values due to their short-term maturities.

Cash and Cash Equivalents, Unrestricted Cash and Cash Equivalents, Policy [Policy Text Block]
Cash and cash equivalents

For purposes of the statements of cash flows, the Company considers all highly liquid instruments purchased with an original maturity of three months or less and money market accounts to be cash equivalents. All cash balances are in bank accounts in PRC and are not insured by the Federal Deposit Insurance Corporation or other programs.

As of April 10, 2015, the cash and cash equivalents balances increased to approximately $9.6 million which included the proceeds received from the Company’s initial public offering of approximately $5.1 million.

Cash and Cash Equivalents, Restricted Cash and Cash Equivalents, Policy [Policy Text Block]
Restricted Cash

Restricted cash represents required cash deposits as a part of collateral for bankers acceptance notes payable and letters of credit. The Company is required to maintain 50% of the balance of the bankers acceptance notes payable in restricted cash to ensure future credit availability. The Company earns interest at a variable rate per month on this restricted cash.

Concentration Risk, Credit Risk, Policy [Policy Text Block]
Concentrations of credit risk

Financial instruments which potentially subject the Company to concentrations of credit risk consist principally of cash, trade accounts receivable and advances to suppliers. All of the Company’s cash is maintained with banks within the People’s Republic of China of which no deposits are covered by insurance. The Company has not experienced any losses in such accounts. A significant portion of the Company's sales are credit sales which are primarily to customers whose ability to pay is dependent upon the industry economics prevailing in these areas. The Company also makes cash advances to certain suppliers to ensure the stable supply of key raw materials. The Company performs ongoing credit evaluations of its customers and key suppliers to help further reduce credit risk.

Trade and Other Accounts Receivable, Policy [Policy Text Block]
Accounts receivable

Accounts receivable are presented net of an allowance for doubtful accounts. The Company maintains an allowance for doubtful accounts for estimated losses. The Company reviews its accounts receivable on a periodic basis and makes general and specific allowances when there is doubt as to the collectability of individual balances. In evaluating the collectability of individual receivable balances, the Company considers many factors, including the age of the balance, customer’s historical payment history, its current credit-worthiness and current economic trends. Accounts are written off after efforts at collection prove unsuccessful.

Inventory, Policy [Policy Text Block]
Inventory

The Company values its inventories at the lower of cost, determined on a weighted average basis, or market. The Company reviews its inventories periodically to determine if any reserves are necessary for potential obsolescence or if a write-down is necessary if the carrying value exceeds net realizable value.

Advances To Suppliers [Policy Text Block]
Advances to Suppliers

In order to ensure a steady supply of raw materials, the Company is required from time to time to make cash advances when placing its purchase orders. The Company reviews its advances to suppliers on a periodic basis and makes general and specific allowances when there is doubt as to the ability of a supplier to refund an advance to the Company.

Property, Plant and Equipment, Policy [Policy Text Block]
Property and Equipment and Construction in Progress

Property and equipment are stated at cost less accumulated depreciation. The cost of an asset comprises its purchase price and any directly attributable costs of bringing the asset to its present working condition and location for its intended use.

Depreciation is computed on a straight-line basis over the estimated useful lives of the related assets. The estimated useful lives for significant property and equipment are as follows:

Buildings	20 years
Machinery and equipment	5-10 years
Transportation equipment	4 years
Office equipment	4 - 5 years
Electronic equipment	3 years

Repairs and maintenance costs are normally charged to earnings in the year in which they are incurred. In situations where it can be clearly demonstrated that the expenditure has resulted in an increase in the future economic benefits expected to be obtained from the use of the asset, the expenditure is capitalized as an additional cost of the asset.

Construction in progress includes direct costs of construction or acquisition of equipment, interest expense associated with the loans used for the construction and design fees incurred. Capitalization of these costs ceases and the construction in progress is transferred to plant and equipment when substantially all the activities necessary to prepare the assets for their intended use are completed. No depreciation is provided until it is completed and ready for its intended use.

Customer Deposits [Policy Text Block]	Customer Deposits Customer deposits represent amounts received from customers in advance of shipments relating to the sales of the Company’s products.

Non Controlling Interest [Policy Text Block]	Non-controlling interest Non-controlling interest represents the minority stockholders’ proportionate share of 5% of the equity of Tantech Bamboo.

Seasonality [Policy Text Block]
 Seasonality

The Company’s sales have seasonality, with low sales volume in January and February, and high sales volume in November and December. The sales between March and September do not follow any seasonal pattern. The seasonality is mainly due to China’s biggest sales season of the year, the Spring Festival, which usually falls between January and February. Before the Spring Festival, supermarkets usually increase their purchases to prepare for the holiday sale. The Company’s main customers are supermarkets chain stores, who also increase purchases from the Company to in November and December in preparation for the annual sale.

Revenue Recognition, Policy [Policy Text Block]
Revenue Recognition

The Company recognizes revenues under FAS Codification Topic 605 (“ASC 605”). Revenue is recognized when all of the following have occurred: (i) persuasive evidence of an arrangement exists, (ii) delivery has occurred or services have been rendered, (iii) the price is fixed or determinable, and (iv) the ability to collect is reasonably assured. These criteria are generally satisfied by the Company at the time of delivery for sales, which is the point when risk of loss and title passes to the customer.

The delivery of goods either occurs when (a) goods leave the Company’s warehoused or production facilities or (b) goods are delivered and accepted by customer, usually at a location outside the Company. For sales under free on board (“FOB”) warehouse or production facilities term, the Company recognizes revenue when product leaves the Company’s warehouse or production facility. Product delivery is evidenced by warehouse shipping log as well as signed shipping bills from the shipping company. For sales under FOB destination term, the Company recognizes revenue when product is delivered and accepted by customer. Product delivery is evidenced by signed receipt document upon delivery. Revenue recognized under such method accounted for approximately 70% and 80% of our total revenue for the years ended December 31, 2014 and 2013, respectively.

Under both cases, the risk of loss and/or title of goods have been passed to customer at the time of delivery. The Company does not recognize any revenue for any sale arrangements that do not transfer title and/or risk of loss. The Company’s sales cutoff for both methods is evidenced by the receipt of goods delivery either signed by the shipping company or the customer acknowledging the receipt of goods. Such document is used as the proof of transfer of title and/or risk of loss.

Revenue is reported net of all value added taxes. The Company does not routinely permit customers to return products and historically, customer returns have been immaterial.

Cost of Sales, Policy [Policy Text Block]
Cost of revenues

Cost of revenues includes cost of raw materials purchased, inbound freight cost, cost of direct labor, depreciation expense and other overhead. Cost of revenues also includes the cost of raw materials and utility purchased from related parties. Write-down of inventory for lower of cost or market adjustments is also recorded in cost of revenues.

Subsidy Income [Policy Text Block]
Subsidy Income

The Company periodically receives various government grants such as “High Technology Projects Subsidy” and “Scientific Research Grant”. There is no guarantee the Company will continue to receive such grants in the future.

Foreign Currency Transactions and Translations Policy [Policy Text Block]
Foreign Currency Translation

The Company’s financial information is presented in U.S. dollars. The functional currency of the Company’s subsidiaries in the PRC is the RMB, the currency of the PRC.  Any subsidiary transactions, which are denominated in currencies other than RMB, are translated into RMB at the exchange rate quoted by the People’s Bank of China prevailing at the dates of the transactions, and exchange gains and losses are included in the statements of operations as foreign currency transaction gain or loss. The consolidated financial statements of the Company have been translated into U.S. dollars in accordance with ASC 830, “Foreign Currency Matters”. The financial information is first prepared in RMB and then is translated into U.S. dollars at period-end exchange rates for assets and liabilities and average exchange rates for revenue and expenses. Capital accounts are translated at their historical exchange rates when the capital transactions occurred. The effects of foreign currency translation adjustments are included as a component of accumulated other comprehensive income in stockholders’ equity. Cash flows from the Company’s operations are calculated based upon the local currencies using the average translation rate. As a result, amounts related to assets and liabilities reported on the statements of cash flows will not necessarily agree with changes in the corresponding balances on the balance sheets.

The exchange rates in effect as of December 31, 2014 and 2013 were RMB1 for $0.1629 and $0.1636 respectively. The average exchange rates for the years ended December 31, 2014 and 2013 were RMB1 for $0.1628 and $0.1613 respectively.

Comprehensive Income, Policy [Policy Text Block]
Comprehensive Income

Comprehensive income consists of two components, net income and other comprehensive income. Other comprehensive income refers to revenue, expenses, gains and losses that under GAAP are recorded as an element of shareholder’s equity but are excluded from net income. Other comprehensive income consists of foreign currency translation adjustment from those subsidiaries not using the U.S. dollar as their functional currency.

Income Tax, Policy [Policy Text Block]
Income Taxes

The Company’s subsidiaries in China are subject to the income tax laws of the PRC. No taxable income was generated outside the PRC for the years ended December 31, 2013 and 2012. The Company accounts for income taxes in accordance with ASC 740, “Income Taxes”. ASC 740 requires an asset and liability approach for financial accounting and reporting for income taxes and allows recognition and measurement of deferred tax assets based upon the likelihood of realization of tax benefits in future years. Under the asset and liability approach, deferred taxes are provided for the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. A valuation allowance is provided for deferred tax assets if it is more likely than not these items will either expire before the Company is able to realize their benefits, or future deductibility is uncertain.

ASC 740-10-25 prescribes a more-likely-than-not threshold for financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. It also provides guidance on the recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, years open for tax examination, accounting for income taxes in interim periods and income tax disclosures. There were no material uncertain tax positions as of December 31, 2014 and 2013. All tax returns since the Company’s inception are subject to examination by tax authorities.

Value Added Tax [Policy Text Block]
Value Added Tax

The Company is subject to VAT for selling merchandise. The applicable VAT rate is 13% or 17% (depending on the type of goods involved) for products sold in the PRC. The amount of VAT liability is determined by applying the applicable tax rate to the invoiced amount of goods sold (output VAT) less VAT paid on purchases made with the relevant supporting invoices (input VAT). Under the commercial practice of the PRC, the Company pays VAT based on tax invoices issued. The tax invoices may be issued subsequent to the date on which revenue is recognized, and there may be a considerable delay between the date on which the revenue is recognized and the date on which the tax invoice is issued. In the event the PRC tax authorities dispute the date on which revenue is recognized for tax purposes, the PRC tax office has the right to assess a penalty based on the amount of taxes which is determined to be late or deficient, with any penalty being expensed in the period when a determination is made by the tax authorities that a penalty is due. During the reporting periods, the Company had no dispute with PRC tax authorities and there was no tax penalty incurred.

Earnings Per Share, Policy [Policy Text Block]
Earnings Per Share

The Company computes earnings per share (“EPS”) in accordance with ASC 260, “Earnings per Share” (“ASC 260”), and SEC Staff Accounting Bulletin No. 98 (“SAB 98”). ASC 260 requires companies with complex capital structures to present basic and diluted EPS. Basic EPS is measured as net income divided by the weighted average common shares outstanding for the period. Diluted EPS is similar to basic EPS but presents the dilutive effect on a per share basis of potential common shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential common shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS.

Statement Of Cash Flows [Policy Text Block]
Statement of Cash Flows

In accordance with ASC 230, “Statement of Cash Flows,” cash flows from the Company’s operations are calculated based upon the local currencies. As a result, amounts related to assets and liabilities reported on the statements of cash flows will not necessarily agree with changes in the corresponding balances on the balance sheets.

Risks And Uncertainties [Policy Text Block]
Risks and Uncertainties

The operations of the Company are located in the PRC. Accordingly, the Company’s business, financial condition, and results of operations may be influenced by the political, economic, and legal environments in the PRC, in addition to the general state of the PRC economy. The Company’s results may be adversely affected by changes in the political and social conditions in the PRC, and by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation, among other things.

The Company’s sales, purchases and expense transactions are denominated in RMB, and all of the Company’s assets and liabilities are also denominated in RMB. The RMB is not freely convertible into foreign currencies under the current law. In China, foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China, the central bank of China. Remittances in currencies other than RMB may require certain supporting documentation in order to effect the remittance.

The Company does not carry any business interruption insurance, products liability insurance or any other insurance policy except for a limited property insurance policy. As a result, the Company may incur uninsured losses, increasing the possibility that investors would lose their entire investment in the Company.

Research and Development Expense, Policy [Policy Text Block]	Research and development costs Research and development costs are expensed to operations as incurred.

Shipping and Handling Cost, Policy [Policy Text Block]
Shipping and handling costs

All shipping and handling costs are expensed as incurred and included in selling expenses. Total shipping and handling expenses were $299,797 and $272,220 for the years ended December 31, 2014 and 2013, respectively.

Advertising Costs, Policy [Policy Text Block]	Advertising expense Advertising expenses included in selling expenses were $860 and $55,019 for the years ended December 31, 2014 and 2013, respectively.

New Accounting Pronouncements, Policy [Policy Text Block]
Recent accounting pronouncements

In April 2014, the FASB issued ASU 2014-08, “Presentation of Financial Statements (Topic 205) and Property, Plant, and Equipment (Topic 360): Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity”. The amendments in the ASU change the criteria for reporting discontinued operations while enhancing disclosures in this area. The new guidance requires expanded disclosures about discontinued operations that will provide financial statement users with more information about the assets, liabilities, income, and expenses of discontinued operations. The new guidance also requires disclosure of the pre-tax income attributable to a disposal of a significant part of an organization that does not qualify for discontinued operations reporting. The amendments in the ASU are effective in the first quarter of 2015 for public organizations with calendar year ends. Early adoption is permitted. The adoption of ASU 2014-08 is not expected to have a material impact on the Company’s consolidated financial statements.

In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-09, Revenue from Contracts with Customers: Topic 606. This Update affects any entity that either enters into contracts with customers to transfer goods or services or enters into contracts for the transfer of nonfinancial assets, unless those contracts are within the scope of other standards. The guidance in this Update supersedes the revenue recognition requirements in Topic 605, Revenue Recognition and most industry-specific guidance. The core principle of the guidance is that an entity should recognize revenue to illustrate the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The new guidance also includes a cohesive set of disclosure requirements that will provide users of financial statements with comprehensive information about the nature, amount, timing, and uncertainty of revenue and cash flows arising from a reporting organization’s contracts with customers. This ASU is effective for fiscal years, and interim periods within those years beginning after December 15, 2016 for public companies and 2017 for non-public entities. Management is evaluating the effect, if any, on the Company’s financial position and results of operations.

In August 2014, the FASB issued ASU No. 2014-15, “Disclosure of Uncertainties About an Entity’s Ability to Continue as a Going Concern” (“ASU 2014-15”), which requires management to perform interim and annual assessments of an entity’s ability to continue as a going concern within one year of the date the financial statements are issued and provides guidance on determining when and how to disclose going concern uncertainties in the financial statements. Certain disclosures will be required if conditions give rise to substantial doubt about an entity’s ability to continue as a going concern. ASU 2014-15 applies to all entities and is effective for annual and interim reporting periods ending after December 15, 2016, with early adoption permitted. The Company does not expect that the adoption of this standard will have a material effect on the Company’s consolidated financial statements.

In November 2014, FASB issued Accounting Standards Update No. 2014-16, Derivatives and Hedging (Topic 815): Determining Whether the Host Contract in a Hybrid Financial Instrument Issued in the Form of a Share Is More Akin to Debt or to Equity (a consensus of the FASB Emerging Issues Task Force). The amendments permit the use of the Fed Funds Effective Swap Rate (also referred to as the Overnight Index Swap Rate, or OIS) as a benchmark interest rate for hedge accounting purposes. Public business entities are required to implement the new requirements in fiscal years (and interim periods within those fiscal years) beginning after December 15, 2015. All other types of entities are required to implement the new requirements in fiscal years beginning after December 15, 2015,and interim periods beginning after December 15, 2016. The Company does not expect the adoption of ASU 2014-16 to have material impact on the Company's consolidated financial statement.

In February 2015, the FASB issued new guidance for evaluating whether a reporting organization should consolidate certain legal entities. This guidance is effective for annual and interim periods beginning after December 15, 2015, and early adoption is permitted. The guidance should be applied either using a modified retrospective approach or retrospectively. We will adopt this standard on January 1, 2016, and we are currently assessing which implementation method we will apply and the impact its adoption will have on our financial position and results of operations.